united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

Swan Defined Risk Fund
Class A – SDRAX
Class C – SDRCX
Class I – SDRIX

Swan Defined Risk Emerging Markets Fund
Class A – SDFAX
Class C – SDFCX
Class I – SDFIX

Swan Defined Risk Foreign Developed Fund
Class A – SDJAX
Class C – SDJCX
Class I – SDJIX

Swan Defined Risk U.S. Small Cap Fund
Class A – SDCAX
Class C – SDCCX
Class I – SDCIX

Semi-Annual Report
December 31, 2016

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

SWAN DEFINED RISK FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Three Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Fund - Class A	2.79%	6.90%	2.60%	4.80%	N/A
Swan Defined Risk Fund - Class A with Load	(2.86)%	1.06%	0.70%	3.47%	N/A
Swan Defined Risk Fund - Class C	2.39%	6.07%	1.86%	N/A	3.90%
Swan Defined Risk Fund - Class I	2.80%	7.08%	2.86%	5.05%	N/A
S&P 500 Total Return Index (c)	7.82%	11.96%	8.87%	13.89%	13.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated November 1, 2016 are 1.55%, 2.30% and 1.30% for the Class A, C and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of purchase if the purchase was made after June 19, 2015. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2016

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	88.8%
Purchased Put Options	9.5%
Short Term Investments	2.1%
Purchased Call Options	0.1%
Put Options Written	(0.4)%
Call Options Written	(0.4)%
Other Assets Less Liabilities	0.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmark:

		Annualized	Annualized
	Six Months	One Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	1.13%	5.52%	(3.41)%
Swan Defined Risk Emerging Markets Fund - Class A with Load	(4.40)%	(0.28)%	(6.09)%
Swan Defined Risk Emerging Markets Fund - Class C	0.70%	4.61%	(4.13)%
Swan Defined Risk Emerging Markets Fund - Class I	1.24%	5.74%	(3.22)%
MSCI Emerging Markets Index (b)	4.70%	11.60%	(2.28)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2016, are 2.87%, 3.63% and 2.62% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months if the purchase was made after June 19, 2015. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After FeeWaiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2016

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	85.6%
Short Term Investments	11.2%
Purchased Put Options	10.9%
Purchased Call Options	0.1%
Call Options Written	(0.4)%
Put Options Written	(0.6)%
Liabilities in Excess of Other Assets	(6.8)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmark:

		Annualized	Annualized
	Six Months	One Year	Since Inception (a)
Swan Defined Risk Foreign Developed Fund - Class A	1.32%	0.00%	(0.10)%
Swan Defined Risk Foreign Developed Fund - Class A with Load	(4.22)%	(5.49)%	(5.55)%
Swan Defined Risk Foreign Developed Fund - Class C	1.05%	(0.67)%	(0.77)%
Swan Defined Risk Foreign Developed Fund - Class I	1.58%	0.26%	0.16%
MSCI EAFE Index (b)	5.78%	1.51%	0.62%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2016, are 5.59%, 6.34% and 5.34% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. The Fund’s Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s Adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2016

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	77.5%
Purchased Put Options	8.0%
Short Term Investments	4.9%
Purchased Call Options	0.1%
Put Options Written	(0.3)%
Call Options Written	(0.3)%
Other Assets Less Liabilities	10.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmark:

		Annualized	Annualized
	Six Months	One Year	Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	9.67%	13.08%	12.67%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	3.62%	6.87%	6.53%
Swan Defined Risk U.S. Small Cap Fund - Class C	9.30%	12.37%	11.97%
Swan Defined Risk U.S. Small Cap Fund - Class I	9.86%	13.27%	12.86%
Russell 2000 Total Return Index (b)	18.68%	21.31%	18.63%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2016, are 5.05%, 5.79% and 4.79% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. The Fund’s Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s Adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2016

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	85.8%
Short Term Investments	20.5%
Purchased Put Options	9.5%
Purchased Call Options	0.1%
Call Options Written	(0.3)%
Put Options Written	(0.6)%
Liabilities in Excess of Other Assets	(15.0)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 88.8%
	EQUITY FUNDS - 88.8%
2,618,727	Consumer Discretionary Select Sector SPDR Fund ^	$213,164,378
4,150,132	Consumer Staples Select Sector SPDR Fund ^	214,603,326
2,824,802	Energy Select Sector SPDR Fund ^	212,764,087
7,426,058	Financial Select Sector SPDR Fund ^	172,655,849
3,104,847	Health Care Select Sector SPDR Fund ^	214,048,152
3,425,224	Industrial Select Sector SPDR Fund ^	213,117,437
4,285,946	Materials Select Sector SPDR Fund ^ #	213,011,516
1,346,601	Real Estate Select Sector SPDR Fund ^	41,407,989
4,409,251	Technology Select Sector SPDR Fund ^	213,231,377
4,450,111	Utilities Select Sector SPDR Fund ^	216,141,891
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,713,088,486)	1,924,146,002

Contracts *
	PURCHASED OPTIONS - 9.6%
	PURCHASED CALL OPTIONS - 0.1%
1,000	S&P 500 Index, Exipration February 2017, Exercise Price $2,280 +	1,810,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,901,091)	1,810,000

	PURCHASED PUT OPTIONS - 9.5%
1,207	S&P 500 Index, Exipration January 2017, Exercise Price $1,950 +	75,438
1,207	S&P 500 Index, Exipration January 2017, Exercise Price $2,050 +	184,068
1,000	S&P 500 Index, Exipration February 2017, Exercise Price $2,160 +	1,910,000
501	S&P 500 Index, Exipration March 2017, Exercise Price $1,950 +	420,840
501	S&P 500 Index, Exipration March 2017, Exercise Price $2,050+	786,570
63	S&P 500 Index, Exipration December 2018, Exercise Price $2,125 +	1,187,550
130	S&P 500 Index, Exipration December 2018, Exercise Price $2,150 +	2,569,450
8,390	S&P 500 Index, Exipration December 2018, Exercise Price $2,250 +	199,682,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $203,200,085)	206,815,916

	TOTAL PURCHASED OPTIONS (Cost - $207,101,176)	208,625,916

Shares
	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
44,764,562	Dreyfus Treasury Cash Management - Institutional Class, 0.39% **	44,764,562
	TOTAL SHORT TERM INVESTMENTS (Cost - $44,764,562)

	TOTAL INVESTMENTS - 100.5% (Cost - $1,964,954,224)(a)	$2,177,536,480
	CALL OPTIONS WRITTEN - (0.4)% (Premiums received - $11,017,754)	(7,571,950)
	PUT OPTIONS WRITTEN - (0.4)% (Premiums received - $20,406,096)	(8,405,095)
	OTHER ASSETS LESS LIABILITIES - 0.3%	5,770,692
	NET ASSETS - 100.0%	$2,167,330,127
Contracts *
	OPTIONS WRITTEN - (0.8)%
	CALL OPTIONS WRITTEN - (0.4)%
1,000	S&P 500 Index, Exipration February 2017, Exercise Price $2,220 +	5,150,000
4,105	S&P 500 Index, Exipration February 2017, Exercise Price $2,325 +	2,421,950
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $11,017,754)	7,571,950

	PUT OPTIONS WRITTEN - (0.4)%
2,414	S&P 500 Index, Exipration January 2017, Exercise Price $2,000 +	223,295
4,105	S&P 500 Index, Exipration February 2017, Exercise Price $2,075 +	3,694,500
1,000	S&P 500 Index, Exipration February 2017, Exercise Price $2,220 +	3,335,000
1,002	S&P 500 Index, Exipration March 2017, Exercise Price $2,000 +	1,152,300
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $20,406,096)	8,405,095

	TOTAL OPTIONS WRITTEN (Premiums received - $31,423,850)	15,977,045

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options.

#	Affiliated issuer.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $1,911,696,705 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$249,862,730
Unrealized depreciation:	—
Net unrealized appreciation	$249,862,730

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 85.6%
	EQUITY FUNDS - 85.6%
654,361	iShares MSCI Emerging Markets ETF ^	$22,909,179
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,166,999)

Contracts *
	PURCHASED OPTIONS - 11.0%
	PURCHASED CALL OPTIONS - 0.1%
12	S&P 500 Index, Expiration February 2017, Exercise Price $2,280 +	21,720
	TOTAL CALL OPTIONS PURCHASED (Cost - $46,813)

	PURCHASED PUT OPTIONS - 10.9%
6,544	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $34 +	2,879,360
14	S&P 500 Index, Expiration January 2017, Exercise Price $1,950 +	875
14	S&P 500 Index, Expiration January 2017, Exercise Price $2,050 +	2,135
12	S&P 500 Index, Expiration February 2017, Exercise Price $2,160 +	22,920
6	S&P 500 Index, Expiration March 2017, Exercise Price $1,950 +	5,040
6	S&P 500 Index, Expiration March 2017, Exercise Price $2,050 +	9,420
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,119,472)	2,919,750

	TOTAL PURCHASED OPTIONS (Cost - $3,166,285)	2,941,470

Shares
	SHORT-TERM INVESTMENTS - 11.2%
	MONEY MARKET FUND - 11.2%
3,011,284	Dreyfus Treasury Cash Management - Institutional Class, 0.39% **	3,011,284
	TOTAL SHORT TERM INVESTMENTS (Cost - $3,011,284)

	TOTAL INVESTMENTS - 107.8% (Cost - $30,344,568)(a)	$28,861,933
	CALL OPTIONS WRITTEN - (0.4)% (Premiums received - $182,080)	(120,105)
	PUT OPTIONS WRITTEN - (0.6)% (Premiums received - $321,778)	(159,565)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8)%	(1,809,239)
	NET ASSETS - 100.0%	$26,773,024
Contracts *
	OPTIONS WRITTEN - (1.0)%
	CALL OPTIONS WRITTEN - (0.4)%
4,485	iShares MSCI Emerging Markets ETF, Expiration February 2017, Exercise Price $38 +	58,305
12	S&P 500 Index, Expiration February 2017, Exercise Price $2,220 +	61,800
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $182,080)	120,105

	PUT OPTIONS WRITTEN - (0.6)%
4,485	iShares MSCI Emerging Markets ETF, Expiration February, 2017 Exercise Price $31.50 +	103,155
28	S&P 500 Index, Expiration January 2017, Exercise Price $2,000 +	2,590
12	S&P 500 Index, Expiration February 2017, Exercise Price $2,220 +	40,020
12	S&P 500 Index, Expiration March 2017, Exercise Price $2,000 +	13,800
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $321,778)	159,565

	TOTAL OPTIONS WRITTEN (Premiums received - $503,858)	279,670

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $30,027,371 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$217,544
Unrealized depreciation:	(1,662,652)
Net unrealized depreciation	$(1,445,108)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Fair Value
	EXCHANGE TRADED FUND - 77.5%
	EQUITY FUND - 77.5%
288,100	iShares MSCI EAFE ETF ^	$16,632,013
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $16,404,325)

Contracts *
	PURCHASED OPTIOSN - 8.1%
	PURCHASED CALL OPTIONS - 0.1%
8	S&P 500 Index, Expiration February 2017, Exercise Price $2,280 +	14,480
	TOTAL CALL OPTIONS PURCHASED (Cost - $31,202)

	PURCHASED PUT OPTIONS - 8.0%
1,015	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $55 +	560,788
1,866	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $56 +	1,133,595
6	S&P 500 Index, Expiration January 2017, Exercise Price $1,950 +	375
6	S&P 500 Index, Expiration January 2017, Exercise Price $2,050 +	915
8	S&P 500 Index, Expiration February 2017, Exercise Price $2,160 +	15,280
3	S&P 500 Index, Expiration March 2017, Exercise Price $1,950 +	2,520
3	S&P 500 Index, Expiration March 2017, Exercise Price $2,050 +	4,710
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,835,972)	1,718,183

	TOTAL PURCHASED OPTIONS (Cost - $1,867,174)	1,732,663
Shares
	SHORT-TERM INVESTMENTS - 4.9%
	MONEY MARKET FUND - 4.9%
1,047,882	Dreyfus Treasury Cash Management - Institutional Class, 0.39% ^ **	1,047,882
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,047,882)

	TOTAL INVESTMENTS - 90.5% (Cost - $19,319,381)(a)	$19,412,558
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $94,498)	(66,040)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $124,940)	(58,450)
	OTHER ASSETS LESS LIABILITIES - 10.1%	2,173,301
	NET ASSETS - 100.0%	$21,461,369
Contracts *
	OPTIONS WRITTEN - (0.6)%
	CALL OPTIONS WRITTEN - (0.3)%
1,080	iShares MSCI EAFE ETF, Expiration February 2017, Exercise Price $60 +	24,840
8	S&P 500 Index, Expiration February 2017, Exercise Price $2,220 +	41,200
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $94,498)	66,040

	PUT OPTIONS WRITTEN - (0.3)%
1,080	iShares MSCI EAFE ETF, Expiration February 2017, Exercise Price $55 +	23,760
12	S&P 500 Index, Expiration January 2017, Exercise Price $2,000 +	1,110
8	S&P 500 Index, Expiration February 2017, Exercise Price $2,220 +	26,680
6	S&P 500 Index, Expiration March 2017, Exercise Price $2,000 +	6,900
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $124,940)	58,450

	TOTAL OPTIONS WRITTEN (Premiums received - $219,438)	124,490

EAFE - Europe, Australasia and Far East

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $19,099,802 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$358,706
Unrealized depreciation:	(170,440)
Net unrealized appreciation	$188,266

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Fair Value
	EXCHANGE TRADED FUND - 85.8%
	EQUITY FUND - 85.8%
122,000	iShares Russell 2000 ETF ^	$16,451,700
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $14,526,704)

Contracts *
	PURCHASED OPTIONS - 9.6%
	PURCHASED CALL OPTIONS - 0.1%
6	S&P 500 Index, Expiration February 2017, Exercise Price $2,280 +	10,860
	TOTAL CALL OPTIONS PURCHASED (Cost - $23,401)

	PURCHASED PUT OPTIONS - 9.5%
7	Russell 2000 Index, Expiration December 2018, Exercise Price $1,200 +	71,120
24	Russell 2000 Index, Expiration December 2018, Exercise Price $1,250 +	286,440
4	Russell 2000 Index, Expiration December 2018, Exercise Price $1,300 +	55,240
87	Russell 2000 Index, Expiration December 2018, Exercise Price $1,350 +	1,382,865
6	S&P 500 Index, Expiration January 2017, Exercise Price $1,950 +	375
6	S&P 500 Index, Expiration January 2017, Exercise Price $2,050 +	915
6	S&P 500 Index, Expiration February 2017, Exercise Price $2,160 +	11,460
3	S&P 500 Index, Expiration March 2017, Exercise Price $1,950 +	2,520
3	S&P 500 Index, Expiration March 2017, Exercise Price $2,050 +	4,710
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,961,412)	1,815,645

	TOTAL OPTIONS PURCHASED (Cost - $1,984,813)	1,826,505
Shares
	SHORT-TERM INVESTMENTS - 20.5%
	MONEY MARKET FUND - 20.5%
3,930,384	Dreyfus Treasury Cash Management - Institutional Class, 0.39% ^ **	3,930,384
	TOTAL SHORT TERM INVESTMENTS (Cost - $3,930,384)

	TOTAL INVESTMENTS - 115.9% (Cost - $20,441,901)(a)	$22,208,589
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $117,118)	(53,300)
	PUT OPTIONS WRITTEN - (0.6)% (Premiums received - $161,695)	(109,570)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.0)%	(2,872,730)
	NET ASSETS - 100.0%	$19,172,989
Contracts *
	OPTIONS WRITTEN - (0.9)%
	CALL OPTIONS WRITTEN - (0.3)%
70	Russell 2000 Index, Expiration Februsry 2017, Exercise Price $1,460 +	22,400
6	S&P 500 Index, Expiration February 2017, Exercise Price $2,220 +	30,900
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $117,118)	53,300

	PUT OPTIONS WRITTEN - (0.6)%
70	Russell 2000 Index, Expiration February 2017, Exercise Price $1,260 +	81,550
12	S&P 500 Index, Expiration January 2017, Exercise Price $2,000 +	1,110
6	S&P 500 Index, Expiration February 2017, Exercise Price $2,220 +	20,010
6	S&P 500 Index, Expiration March 2017, Exercise Price $2,000 +	6,900
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $161,695)	109,570

	TOTAL OPTIONS WRITTEN (Premiums received - $278,813)	162,870

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including purchased options and written options is $19,920,974 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,124,745
Unrealized depreciation:	—
Net unrealized appreciation	$2,124,745

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2016

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	U.S. Small Cap
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unafiliated investments at cost	$1,770,478,795	$30,344,568	$19,319,381	$20,441,901
Affiliated investments at cost	194,475,429	—	—	—
Unafiliated investments at value	$1,964,524,964	$28,861,933	$19,412,558	$22,208,589
Affiliated investments at value	213,011,516	—	—	—
Cash held at broker	3,021,860	26,115	128,272	123,352
Receivable for Fund shares sold	6,099,019	30,409	2,501,668	110,861
Dividends and interest receivable	16,545	302	161	237
Prepaid expenses and other assets	77,594	33,134	38,548	19,798
TOTAL ASSETS	2,186,751,498	28,951,893	22,081,207	22,462,837

LIABILITIES
Due to custodian	—	—	174	—
Options written, at value (Premiums Received - $31,423,850, $503,858, $219,438 and $278,813, respectively)	15,977,045	279,670	124,490	162,870
Investment advisory fees payable	1,798,276	15,507	11,086	6,714
Payable for Fund shares repurchased	1,166,250	—	—	—
Distribution (12b-1) fees payable	207,461	1,324	826	562
Payable to related parties	190,660	3,328	1,948	2,042
Payable for investments purchased	—	1,819,118	476,378	3,109,239
Accrued expenses and other liabilities	81,679	59,922	4,936	8,421
TOTAL LIABILITIES	19,421,371	2,178,869	619,838	3,289,848
NET ASSETS	$2,167,330,127	$26,773,024	$21,461,369	$19,172,989

NET ASSETS CONSIST OF:
Paid in capital	$2,090,045,588	$28,847,661	$21,634,882	$18,022,501
Accumulated net investment income (loss)	23,149,073	68,424	(8,041)	(1,549)
Accumulated net realized loss from investments and written options	(173,893,595)	(884,614)	(353,597)	(730,594)
Net unrealized appreciation (depreciation) on investments and written options	228,029,061	(1,258,447)	188,125	1,882,631
NET ASSETS	$2,167,330,127	$26,773,024	$21,461,369	$19,172,989

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$301,914,658	$2,997,086	$2,814,606	$380,333
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	25,445,806	331,667	285,965	33,842
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.87	$9.04	$9.84	$11.24
Maximum offering price per share (maximum sales charge of 5.50%)	$12.56	$9.56	$10.42	$11.89

Class C Shares :
Net Assets	$178,623,066	$824,758	$257,359	$636,699
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	15,233,822	92,221	26,214	57,004
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$11.73	$8.94	$9.82	$11.17

Class I Shares:
Net Assets	$1,686,792,403	$22,951,180	$18,389,404	$18,155,957
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	141,713,034	2,532,127	1,867,173	1,613,612
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.90	$9.06	$9.85	$11.25

(a)	Class C shares redeemed within 12 months of purchase will be subject to a CDSC of up to 1.00% of the lesser of the original purchase price or the proceeds of the redemption. Class C shares of the Swan Defined Risk Fund and the Swan Defined Risk Emerging Markets purchased prior to June 19, 2015 are not subject to the CDSC.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2016

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	U.S. Small Cap
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated investments	$55,842,905	$238,660	$166,809	$112,719
Dividends - Affiliated investments	2,457,454	—	—	—
Interest	80,439	915	159	727
TOTAL INVESTMENT INCOME	58,380,798	239,575	166,968	113,446

EXPENSES
Investment advisory fees	9,810,508	112,199	55,706	52,018
Distribution (12b-1) fees:
Class A	306,197	3,821	3,253	222
Class C	802,794	3,881	1,205	2,363
Non 12b-1 shareholder servicing fees	611,369	22,788	296	296
Administrative services fees	495,567	6,870	3,919	3,739
Interest expense	142,481	6,042	5,495	5,576
Accounting services fees	129,974	4,591	2,591	2,591
Transfer agent fees	88,219	12,601	12,569	12,569
Custodian fees	80,186	5,806	3,770	3,770
Printing and postage expenses	69,698	5,150	2,568	2,568
Registration fees	25,206	10,080	6,926	6,926
Insurance expense	24,987	283	99	102
Compliance officer fees	22,957	1,412	854	1,269
Legal fees	12,602	7,561	5,027	5,027
Audit fees	7,814	7,814	8,135	8,135
Trustees’ fees and expenses	6,849	6,848	6,831	6,831
Other expenses	13,698	2,466	1,257	1,257
TOTAL EXPENSES	12,651,106	220,213	120,501	115,259

Less: Fees waived/reimbursed by the Advisor	—	(49,062)	(32,087)	(33,809)
TOTAL NET EXPENSES	12,651,106	171,151	88,414	81,450

NET INVESTMENT INCOME	45,729,692	68,424	78,554	31,996

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments - Unaffiliated	(4,315,469)	(27,757)	—	—
Investments - Affiliated	(17,918)	—	—	—
Options purchased	(162,534,170)	(1,685,107)	(696,834)	(929,489)
Options written	71,065,669	1,016,559	497,294	154,673
Net realized gain (loss) on investments and options written	(95,801,888)	(696,305)	(199,540)	(774,816)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	44,697,333	220,980	261,101	1,475,922
Investments - Affiliated	13,942,078	—	—	—
Options purchased	27,541,328	341,307	(25,808)	44,352
Options written	19,974,153	207,618	62,318	155,397
Net change in unrealized appreciation (depreciation) on investments and options written	106,154,892	769,905	297,611	1,675,671

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	10,353,004	73,600	98,071	900,855

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,082,696	$142,024	$176,625	$932,851

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
FROM OPERATIONS
Net investment income	$45,729,692	$12,141,629
Net realized loss on investments and options written	(95,801,888)	(62,995,552)
Net change in unrealized appreciation on investments and options written	106,154,892	51,842,799
Net increase in net assets resulting from operations	56,082,696	988,876

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(3,580,737)	(1,021,370)
Class C	(1,138,844)	—
Class I	(23,595,388)	(8,855,363)
Net decrease in net assets resulting from distributions to shareholders	(28,314,969)	(9,876,733)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	124,610,829	186,100,621
Class C	53,358,270	78,805,921
Class I	552,145,708	935,569,316
Net asset value of shares issued in reinvestment of distributions:
Class A	2,753,166	741,174
Class C	1,073,789	—
Class I	529	6,174,137
Payments for shares redeemed:
Class A	(56,090,181)	(97,934,560)
Class C	(22,225,408)	(24,566,384)
Class I	(296,214,618)	(597,307,005)
Net increase in net assets from shares of beneficial interest	359,412,084	487,583,220

TOTAL INCREASE IN NET ASSETS	387,179,811	478,695,363

NET ASSETS
Beginning of Period	1,780,150,316	1,301,454,953
End of Period*	$2,167,330,127	$1,780,150,316
* Includes undistributed net investment income of:	$23,149,073	$5,734,350

SHARE ACTIVITY
Class A:
Shares Sold	10,519,234	16,287,608
Shares Reinvested	231,358	66,533
Shares Redeemed	(4,763,527)	(8,666,684)
Net increase in shares of beneficial interest outstanding	5,987,065	7,687,457

Class C:
Shares Sold	4,600,217	6,982,945
Shares Reinvested	91,309	—
Shares Redeemed	(1,918,509)	(2,201,707)
Net increase in shares of beneficial interest outstanding	2,773,017	4,781,238

Class I:
Shares Sold	46,660,602	81,829,659
Shares Reinvested	44	552,743
Shares Redeemed	(25,035,435)	(52,576,774)
Net increase (decrease) in shares of beneficial interest outstanding	21,625,211	29,805,628

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
FROM OPERATIONS
Net investment income	$68,424	$96,194
Net realized gain (loss) on investments and options written	(696,305)	431,643
Net change in unrealized appreciation (depreciation) on investments and options written	769,905	(2,038,364)
Net increase (decrease) in net assets resulting from operations	142,024	(1,510,527)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(20,064)
Class C	—	(2,634)
Class I	—	(138,595)

From net realized gains:
Class A	(71,722)	—
Class C	(18,613)	—
Class I	(490,761)	—
Net decrease in net assets resulting from distributions to shareholders	(581,096)	(161,293)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	847,598	2,249,722
Class C	241,045	364,424
Class I	8,694,441	4,666,336
Net asset value of shares issued in reinvestment of distributions:
Class A	71,322	19,615
Class C	16,539	2,527
Class I	476,267	130,898
Payments for shares redeemed:
Class A	(736,105)	(1,999,700)
Class C	(158,766)	(96,410)
Class I	(1,724,091)	(1,678,270)
Net increase in net assets from shares of beneficial interest	7,728,250	3,659,142

TOTAL INCREASE IN NET ASSETS	7,289,178	1,987,322

NET ASSETS
Beginning of Period	19,483,846	17,496,524
End of Period*	$26,773,024	$19,483,846
* Includes undistributed net investment income of:	$68,424	$—

SHARE ACTIVITY
Class A:
Shares Sold	89,561	244,537
Shares Reinvested	7,933	2,227
Shares Redeemed	(79,238)	(219,777)
Net increase in shares of beneficial interest outstanding	18,256	26,987

Class C:
Shares Sold	25,992	39,891
Shares Reinvested	1,858	288
Shares Redeemed	(16,927)	(10,836)
Net increase in shares of beneficial interest outstanding	10,923	29,343

Class I:
Shares Sold	929,438	511,930
Shares Reinvested	52,801	14,858
Shares Redeemed	(182,873)	(188,539)
Net increase in shares of beneficial interest outstanding	799,366	338,249

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2016	Period Ended
	(Unaudited)	June 30, 2016 (a)
FROM OPERATIONS
Net investment income	$78,554	$89,930
Net realized loss on investments and options written	(199,540)	(29,043)
Net change in unrealized appreciation (depreciation) on investments and options written	297,611	(109,486)
Net increase (decrease) in net assets resulting from operations	176,625	(48,599)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(23,240)	—
Class C	(923)	—
Class I	(152,362)	—

From net realized gains:
Class A	(18,947)	—
Class C	(1,745)	—
Class I	(104,322)	—
Net decrease in net assets resulting from distributions to shareholders	(301,539)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,031,825	2,201,280
Class C	84,176	173,758
Class I	14,347,418	4,538,381
Net asset value of shares issued in reinvestment of distributions:
Class A	42,188	—
Class C	2,566	—
Class I	253,668	—
Payments for shares redeemed:
Class A	(338,799)	(55,948)
Class C	(1,013)	—
Class I	(644,331)	(287)
Net increase in net assets from shares of beneficial interest	14,777,698	6,857,184

TOTAL INCREASE IN NET ASSETS	14,652,784	6,808,585

NET ASSETS
Beginning of Period	6,808,585	—
End of Period*	$21,461,369	$6,808,585
* Includes undistributed net investment income (loss) of:	$(8,041)	$89,930

SHARE ACTIVITY
Class A:
Shares Sold	102,513	218,601
Shares Reinvested	4,304	—
Shares Redeemed	(33,892)	(5,561)
Net increase in shares of beneficial interest outstanding	72,925	213,040

Class C:
Shares Sold	8,499	17,555
Shares Reinvested	263	—
Shares Redeemed	(103)	—
Net increase in shares of beneficial interest outstanding	8,659	17,555

Class I:
Shares Sold	1,445,218	460,340
Shares Reinvested	25,858	—
Shares Redeemed	(64,214)	(29)
Net increase in shares of beneficial interest outstanding	1,406,862	460,311

(a)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2016	Period Ended
	(Unaudited)	June 30, 2016 (a)
FROM OPERATIONS
Net investment income (loss)	$31,996	$(20,548)
Net realized gain (loss) on investments and options written	(774,816)	91,119
Net change in unrealized appreciation on investments and options written	1,675,671	206,960
Net increase in net assets resulting from operations	932,851	277,531

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(20)	—
Class I	(12,977)	—

From net realized gains:
Class A	(866)	—
Class C	(1,857)	—
Class I	(44,174)	—
Net decrease in net assets resulting from distributions to shareholders	(59,894)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	381,543	25,216
Class C	402,002	225,760
Class I	11,254,304	6,143,885
Net asset value of shares issued in reinvestment of distributions:
Class A	885	—
Class C	1,857	—
Class I	43,576	—
Payments for shares redeemed:
Class A	(39,667)	—
Class C	(38,834)	—
Class I	(377,643)	(383)
Net increase in net assets from shares of beneficial interest	11,628,023	6,394,478

TOTAL INCREASE IN NET ASSETS	12,500,980	6,672,009

NET ASSETS
Beginning of Period	6,672,009	—
End of Period*	$19,172,989	$6,672,009
* Includes accumulated net investment loss of:	$(1,549)	$(20,548)

SHARE ACTIVITY
Class A:
Shares Sold	35,006	2,512
Shares Reinvested	78	—
Shares Redeemed	(3,754)	—
Net increase in shares of beneficial interest outstanding	31,330	2,512

Class C:
Shares Sold	37,633	22,841
Shares Reinvested	165	—
Shares Redeemed	(3,635)	—
Net increase in shares of beneficial interest outstanding	34,163	22,841

Class I:
Shares Sold	1,020,697	623,748
Shares Reinvested	3,853	—
Shares Redeemed	(34,649)	(37)
Net increase in shares of beneficial interest outstanding	989,901	623,711

(a)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the
	December 31, 2016		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.69		$11.84	$11.73	$10.34	$10.00
Activity from investment operations:
Net investment income (2)	0.27		0.08	0.06	0.05	0.08
Net realized and unrealized gain (loss) on investments	0.06		(0.17)	0.09	1.38	0.37
Total from investment operations	0.33		(0.09)	0.15	1.43	0.45
Less distributions from:
Net investment income	(0.15)		(0.06)	(0.04)	(0.04)	(0.06)
Net realized gains	—		—	—	—	(0.05)
Total distributions	(0.15)		(0.06)	(0.04)	(0.04)	(0.11)
Net asset value, end of period	$11.87		$11.69	$11.84	$11.73	$10.34
Total return (3)	2.79	% (4)	(0.70)%	1.31%	13.84%	4.51	% (4)
Net assets, at end of period (000s)	$301,915		$227,453	$139,333	$90,505	$40,280
Ratio of expenses to average net assets (5)	1.42	% (6,8)	1.42%	1.44%	1.48%	1.62	% (6)
Ratio of net investment income to average net assets (5,7)	4.40	% (6,8)	0.69%	0.51%	0.45%	0.82	% (6)
Portfolio Turnover Rate	5	% (4)	18%	0%	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class A shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Expenses to average net assets	1.40%
Net income to average net assets	4.42%

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the	For the		For the
	December 31, 2016		Year Ended		Year Ended	Year Ended		Period Ended
	(Unaudited)		June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$11.53		$11.69		$11.63	$10.29		$10.16
Activity from investment operations:
Net investment income (loss) (2)	0.22		(0.00	) (3)	(0.02)	(0.02)		0.04
Net realized and unrealized gain (loss) on investments	0.06		(0.16)		0.08	1.36		0.19
Total from investment operations	0.28		(0.16)		0.06	1.34		0.23
Less distributions from:
Net investment income	(0.08)		—		—	(0.00	) (3)	(0.05)
Net realized gains	—		—		—	—		(0.05)
Total distributions	(0.08)		—		—	(0.00	) (3)	(0.10)
Net asset value, end of period	$11.73		$11.53		$11.69	$11.63		$10.29
Total return (4)	2.39	% (5)	(1.37)%		0.52%	13.07%		2.31	% (5)
Net assets, at end of period (000s)	$178,623		$143,657		$89,802	$45,865		$12,607
Ratio of expenses to average net assets (6)	2.17	% (7,9)	2.17%		2.19%	2.23%		2.34	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	3.76	% (7,9)	(0.03)%		(0.21%)	(0.21%)		0.55	% (7)
Portfolio Turnover Rate	5	% (5)	18%		0%	0%		3	% (5)

(1)	The Swan Defined Risk Fund’s Class C shares commenced operations on October 18, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense, the following ratio would have been:

Expenses to average net assets	2.15%
Net income to average net assets	3.78%

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the	For the	For the	For the
	December 31, 2016	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.73	$11.88	$11.76	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.29	0.11	0.10	0.08	0.11
Net realized and unrealized gain (loss) on investments	0.05	(0.17)	0.09	1.39	0.36
Total from investment operations	0.34	(0.06)	0.19	1.47	0.47
Less distributions from:
Net investment income	(0.17)	(0.09)	(0.07)	(0.06)	(0.07)
Net realized gains	—	—	—	—	(0.05)
Total distributions	(0.17)	(0.09)	(0.07)	(0.06)	(0.12)
Net asset value, end of period	$11.90	$11.73	$11.88	$11.76	$10.35
Total return (3)	2.80%	(0.48)%	1.57%	14.19%	4.69	% (4)
Net assets, at end of period (000s)	$1,686,792	$1,409,040	$1,072,320	$481,953	$166,594
Ratio of expenses to average net assets (5)	1.17%	1.17%	1.19%	1.23%	1.32	% (6)
Ratio of net investment income to average net assets (5,7)	4.76%	0.92%	0.81%	0.75%	1.19	% (6)
Portfolio Turnover Rate	5%	18%	0%	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class I shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Expenses to average net assets	1.15%
Net income to average net assets	4.78%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the
	December 31, 2016		Year Ended	Period Ended
	(Unaudited)		June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.15		$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.02	0.09
Net realized and unrealized gain (loss) on investments	0.09		(0.89)	(0.00	) (3)
Total from investment operations	0.10		(0.87)	0.09
Less distributions from:
Net investment income	—		(0.07)	—
Net realized gains	(0.21)		—	—
Total distributions	(0.21)		(0.07)	—
Net asset value, end of period	$9.04		$9.15	$10.09
Total return (4)	1.13	% (5)	(8.57)%	0.90	% (5)
Net assets, at end of period (000s)	$2,997		$2,867	$2,890
Ratio of gross expenses to average net assets (6)	2.13	% (7,9)	2.29%	2.97	% (7)
Ratio of net expenses to average net assets (6)	1.70	% (7,9)	1.65%	1.65	% (7)
Ratio of net investment income to average net assets (6,8)	0.25	% (7,9)	0.21%	1.85	% (7)
Portfolio Turnover Rate	1	% (5)	62%	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class A shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	2.08%
Net expenses to average net assets	1.65%
Net income to average net assets	0.30%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the
	December 31, 2016		Year Ended	Period Ended
	(Unaudited)		June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.09		$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.02)	0.10
Net realized and unrealized gain (loss) on investments	0.08		(0.91)	(0.04)
Total from investment operations	0.06		(0.93)	0.06
Less distributions from:
Net investment income	—		(0.04)	—
Net realized gains	(0.21)		—	—
Total distributions	(0.21)		(0.04)	—
Net asset value, end of period	$8.94		$9.09	$10.06
Total return (3)	0.70	% (4)	(9.28)%	0.60	% (4)
Net assets, at end of period (000s)	$825		$825	$523
Ratio of gross expenses to average net assets (5)	2.88	% (6,8)	3.05%	3.72	% (6)
Ratio of net expenses to average net assets (5)	2.45	% (6,8)	2.40%	2.40	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	(0.50	)% (6,8)	(0.26)%	2.05	% (6)
Portfolio Turnover Rate	1	% (4)	62%	40	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class C shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	2.83%
Net expenses to average net assets	2.40%
Net income to average net assets	(0.45)%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the
	December 31, 2016		Year Ended	Period Ended
	(Unaudited)		June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.16		$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.06	0.06
Net realized and unrealized gain (loss) on investments	0.08		(0.91)	0.04	(3)
Total from investment operations	0.11		(0.85)	0.10
Less distributions from:
Net investment income	—		(0.09)	—
Net realized gains	(0.21)		—	—
Total distributions	(0.21)		(0.09)	—
Net asset value, end of period	$9.06		$9.16	$10.10
Total return (4)	1.24	% (5)	(8.40)%	1.00	% (5)
Net assets, at end of period (000s)	$22,951		$15,878	$14,084
Ratio of gross expenses to average net assets (6)	1.88	% (7,9)	2.04%	2.72	% (7)
Ratio of net expenses to average net assets (6)	1.45	% (7,9)	1.40%	1.40	% (7)
Ratio of net investment income to average net assets (6,8)	0.71	% (7,9)	0.64%	1.10	% (7)
Portfolio Turnover Rate	1	% (5)	62%	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class I shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended June 30, 2015, primarily due to the timing of the sales and

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	1.83%
Net expenses to average net assets	1.40%
Net income to average net assets	0.76%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended	For the
	December 31, 2016	Period Ended
	(Unaudited)	June 30, 2016 (1)

Net asset value, beginning of period	$9.85	$10.00
Activity from investment operations:
Net investment income (2)	0.01	0.31
Net realized and unrealized gain (loss) on investments	0.13	(0.46)
Total from investment operations	0.14	(0.15)
Less distributions from:
Net investment income	(0.08)	—
Net realized gains	(0.07)	—
Total distributions	(0.15)	—
Net asset value, end of period	$9.84	$9.85
Total return (3,4)	1.32%	(1.50)%
Net assets, at end of period (000s)	$2,815	$2,098
Ratio of gross expenses to average net assets (5,6,8)	2.39%	5.29%
Ratio of net expenses to average net assets (5,6,8)	1.76%	1.78%
Ratio of net investment income to average net assets (5,6,7,8)	0.18%	6.09%
Portfolio Turnover Rate (4)	0%	0%

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	2.28%	5.16%
Net expenses to average net assets	1.65%	1.65%
Net income to average net assets	0.29%	6.22%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended	For the
	December 31, 2016	Period Ended
	(Unaudited)	June 30, 2016 (1)

Net asset value, beginning of period	$9.82	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)	0.23
Net realized and unrealized gain (loss) on investments	0.14	(0.41)
Total from investment operations	0.11	(0.18)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	(0.07)	—
Total distributions	(0.11)	—
Net asset value, end of period	$9.82	$9.82
Total return (3,4)	1.05%	(1.80)%
Net assets, at end of period (000s)	$257	$172
Ratio of gross expenses to average net assets (5,6,8)	3.14%	6.04%
Ratio of net expenses to average net assets (5,6,8)	2.51%	2.53%
Ratio of net investment income (loss) to average net assets (5,6,7,8)	(0.59)%	4.62%
Portfolio Turnover Rate (4)	0%	0%

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	3.03%	5.91%
Net expenses to average net assets	2.40%	2.40%
Net income to average net assets	(0.48)%	4.75%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the
	December 31, 2016	Period Ended
	(Unaudited)	June 30, 2016 (1)

Net asset value, beginning of period	$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.09	0.22
Net realized and unrealized gain (loss) on investments	0.07	(0.36)
Total from investment operations	0.16	(0.14)
Less distributions from:
Net investment income	(0.10)	—
Net realized gains	(0.07)	—
Total distributions	(0.17)	—
Net asset value, end of period	$9.85	$9.86
Total return (3,4)	1.58%	(1.40)%
Net assets, at end of period (000s)	$18,389	$4,538
Ratio of gross expenses to average net assets (5,6,8)	2.05%	5.04%
Ratio of net expenses to average net assets (5,6,8)	1.51%	1.53%
Ratio of net investment income to average net assets (5,6,7,8)	1.82%	4.51%
Portfolio Turnover Rate (4)	0%	0%

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	1.94%	4.91%
Net expenses to average net assets	1.40%	1.40%
Net income to average net assets	1.93%	4.64%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the
	December 31, 2016		Period Ended
	(Unaudited)		June 30, 2016 (1)

Net asset value, beginning of period	$10.28		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.06)
Net realized and unrealized gain on investments	0.98		0.34
Total from investment operations	0.99		0.28
Less distributions from:
Net investment income	(0.00	) (3)	—
Net realized gains	(0.03)		—
Total distributions	(0.03)		—
Net asset value, end of period	$11.24		$10.28
Total return (4,5)	9.67%		2.80%
Net assets, at end of period (000s)	$380		$26
Ratio of gross expenses to average net assets (6,7,9)	2.35%		4.86%
Ratio of net expenses to average net assets (6,7,9)	1.76%		1.76%
Ratio of net investment income (loss) to average net assets (6,7,8,9)	0.15%		(1.25)%
Portfolio Turnover Rate (5)	0%		0%

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	2.24%	5.46%
Net expenses to average net assets	1.65%	1.65%
Net income to average net assets	0.26%	(1.14)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended	For the
	December 31, 2016	Period Ended
	(Unaudited)	June 30, 2016 (1)

Net asset value, beginning of period	$10.25	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.10)
Net realized and unrealized gain on investments	0.98	0.35
Total from investment operations	0.95	0.25
Less distributions from:
Net realized gains	(0.03)	—
Total distributions	(0.03)	—
Net asset value, end of period	$11.17	$10.25
Total return (3,4)	9.30%	2.50%
Net assets, at end of period (000s)	$637	$234
Ratio of gross expenses to average net assets (5,6,8)	3.14%	5.61%
Ratio of net expenses to average net assets (5,6,8)	2.51%	2.51%
Ratio of net investment loss to average net assets (5,6,7,8)	(0.54)%	(2.04)%
Portfolio Turnover Rate (4)	0%	0%

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	3.03%	6.21%
Net expenses to average net assets	2.40%	2.40%
Net income to average net assets	(0.43)%	(1.93)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the
	December 31, 2016	Period Ended
	(Unaudited)	June 30, 2016 (1)

Net asset value, beginning of period	$10.28	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03	(0.06)
Net realized and unrealized gain on investments	0.98	0.34
Total from investment operations	1.01	0.28
Less distributions from:
Net investment income	(0.01)	—
Net realized gains	(0.03)	—
Total distributions	(0.04)	—
Net asset value, end of period	$11.25	$10.28
Total return (3,4)	9.86%	2.80%
Net assets, at end of period (000s)	$18,156	$6,412
Ratio of gross expenses to average net assets (5,6,8)	2.14%	4.61%
Ratio of net expenses to average net assets (5,6,8)	1.51%	1.51%
Ratio of net investment loss to average net assets (5,6,7,8)	0.68%	(1.05)%
Portfolio Turnover Rate (4)	0%	0%

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	2.03%	5.21%
Net expenses to average net assets	1.40%	1.40%
Net income to average net assets	0.79%	(0.94)%

See accompanying notes to financial statements.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2016

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund, (the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek income and growth of capital

Swan Defined Risk Emerging Markets Fund – To seek income and growth of capital

Swan Defined Risk Foreign Developed Fund – To seek income and growth of capital

Swan Defined Risk U.S. Small Cap Fund – To seek income and growth of capital

The Funds currently offer three classes of shares: Class A, Class C and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012 and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014. The Swan Defined Risk Foreign Developed Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Class C shares redeemed within 12 months of purchase will be subject to a CDSC of up to 1.00% of the lesser of the original purchase price or the proceeds of the redemption. Purchases of Class C shares of the Swan Defined Risk Fund and the Swan Defined Risk Emerging Markets Fund prior to June 19, 2015 are not subject to the CDSC. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)

December 31, 2016

quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)

December 31, 2016

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,924,146,002	$—	$—	$1,924,146,002
Purchased Call Options	—	1,810,000	—	1,810,000
Purchased Put Options	—	206,815,916	—	206,815,916
Short-Term Investments	44,764,562	—	—	44,764,562
Total	$1,968,910,564	$208,625,916	$—	$2,177,536,480
Liabilities *
Call Options Written	$—	$7,571,950	$—	$7,571,950
Put Options Written	—	8,405,095	—	8,405,095
Total	$—	$15,977,045	$—	$15,977,045

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,909,179	$—	$—	$22,909,179
Purchased Call Options	—	21,720	—	21,720
Purchased Put Options	2,879,360	40,390	—	2,919,750
Short-Term Investments	3,011,284	—	—	3,011,284
Total	$28,799,823	$62,110	$—	$28,861,933
Liabilities *
Call Options Written	$58,305	$61,800	$—	$120,105
Put Options Written	103,155	56,410	—	159,565
Total	$161,460	$118,210	$—	$279,670

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)

December 31, 2016

Swan Defined Risk Foreign Developed Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,632,013	$—	$—	$16,632,013
Purchased Call Options	—	14,480	—	14,480
Purchased Put Options	1,694,383	23,800	—	1,718,183
Short-Term Investments	1,047,882	—	—	1,047,882
Total	$19,374,278	$38,280	$—	$19,412,558
Liabilities *
Call Options Written	$24,840	$41,200	$—	$66,040
Put Options Written	23,760	34,690	—	58,450
Total	$48,600	$75,890	$—	$124,490

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,451,700	$—	$—	$16,451,700
Purchased Call Options	—	10,860	—	10,860
Purchased Put Options	—	1,815,645	—	1,815,645
Short-Term Investments	3,930,384	—	—	3,930,384
Total	$20,382,084	$1,826,505	$—	$22,208,589
Liabilities *
Call Options Written	$—	$53,300	$—	$53,300
Put Options Written	—	109,570	—	109,570
Total	$—	$162,870	$—	$162,870

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)

December 31, 2016

producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2013 2015 for the Swan Defined Risk Fund and 2015 for the Swan Emerging Markets Fund, or expected to be taken by the Funds in their 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)

December 31, 2016

For the six months ended December 31, 2016, the Advisory fees incurred by each of the funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$9,810,508
Swan Defined Risk Emerging Markets Fund	112,199
Swan Defined Risk Foreign Developed Fund	55,706
Swan Defined Risk U.S. Small Cap Fund	52,018

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the until at least October 31, 2017 for the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40% and 1.40% of the daily average net assets attributable to Class A, Class C and Class I shares of the applicable Fund (the “expense limitations”).

During the six months ended December 31, 2016, the Advisor waived advisory fees as follows:

Fund	Advisory Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	49,062
Swan Defined Risk Foreign Developed Fund	32,087
Swan Defined Risk U.S. Small Cap Fund	33,809

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor has not recaptured waived fees during the year or period ended December 31, 2016.

As of December 31, 2016 the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2018	June 30, 2019	June 30, 2020	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	69,413	114,200	49,062	232,675
Swan Defined Risk Foreign Developed Fund	—	43,120	32,087	75,207
Swan Defined Risk U.S. Small Cap Fund	—	44,982	33,809	78,791

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)

December 31, 2016

For the six months ended December 31, 2016, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$306,197	$802,794
Swan Defined Risk Emerging Markets Fund	3,821	3,881
Swan Defined Risk Foreign Developed Fund	3,253	1,205
Swan Defined Risk U.S. Small Cap Fund	222	2,363

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended December 31, 2016, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$1,572,075	$189,181
Swan Defined Risk Emerging Markets Fund	3,446	560
Swan Defined Risk Foreign Developed Fund	2,530	531
Swan Defined Risk U.S. Small Cap Fund	4,510	714

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended December 31, 2016 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$356,114,062	$77,535,694
Swan Defined Risk Emerging Markets Fund	5,872,846	225,598
Swan Defined Risk Foreign Developed Fund	10,706,197	—
Swan Defined Risk U.S. Small Cap Fund	9,112,309	—

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)

December 31, 2016

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written for each of the Funds during the six months ended December 31, 2016 were as follows:

Swan Defined Risk Fund

	Contracts	Premiums Received
Outstanding at Beginning of Period	16,000	$21,156,292
Options written	184,318	398,788,775
Options closed	(181,884)	(386,699,289)
Options expired	(4,808)	(1,821,928)
Outstanding at End of Period	13,626	$31,423,850

Swan Defined Risk Emerging Markets Fund

	Contracts	Premiums Received
Outstanding at Beginning of Period	9,616	$343,570
Options written	66,150	5,096,186
Options closed	(66,680)	(4,916,194)
Options expired	(52)	(19,704)
Outstanding at End of Period	9,034	$503,858

Swan Defined Risk Foreign Developed Fund

	Contracts	Premiums Received
Outstanding at Beginning of Period	1,848	$102,473
Options written	18,148	2,015,165
Options closed	(17,782)	(1,890,604)
Options expired	(20)	(7,596)
Outstanding at End of Period	2,194	$219,438

Swan Defined Risk U.S. Small Cap Fund

	Contracts	Premiums Received
Outstanding at Beginning of Period	106	$125,221
Options written	1,318	2,195,180
Options closed	(1,238)	(2,035,512)
Options expired	(16)	(6,076)
Outstanding at End of Period	170	$278,813

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of December 31, 2016.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities at value	$208,625,916
Equity contracts/Equity price risk	Options Written	(15,977,045)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities at value	$2,941,470
Equity contracts/Equity price risk	Options Written	(279,670)

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)

December 31, 2016

Swan Defined Risk Foreign Developed Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities at value	$1,732,663
Equity contracts/Equity price risk	Options Written	(124,490)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities at value	$1,826,505
Equity contracts/Equity price risk	Options Written	(162,870)

The following is a summary of the effect of derivative instruments on the Fund’s Statements of Operations for the six months ended December 31, 2016.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(162,534,170)	$27,541,328

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$71,065,669	$19,974,153

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(1,685,107)	$341,307

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,016,559	$207,618

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)

December 31, 2016

Swan Defined Risk Foreign Developed Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(696,834)	$(25,808)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$497,294	$62,318

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(929,489)	$44,352

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$154,673	$155,397

The notional value of the derivative instruments outstanding as of December 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year or period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

During the six months ended December 31, 2016, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2016 for the Funds.

Swan Defined Risk Fund
Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$15,977,045	(1)	$—	$15,977,045	$12,955,185	$3,021,860	$—
Total	$15,977,045		$—	$15,977,045	$12,955,185	$3,021,860	$—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
December 31, 2016

Swan Defined Risk Emerging Markets Fund

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$279,670	(1)	$—	$279,670	$253,555	$26,115	$—
Total	$279,670		$—	$279,670	$253,555	$26,115	$—

Swan Defined Risk Foreign Developed Fund

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received		Net Amount
Written Options	$124,490	(1)	$—	$124,490	$—	$124,490	(2)	$—
Total	$124,490		$—	$124,490	$—	$124,490		$—

Swan Defined Risk U.S. Small Cap Fund

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$162,870	(1)	$—	$162,870	$39,518	$123,352	$—
Total	$162,870		$—	$162,870	$39,518	$123,352	$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2016 and June 30, 2015 was as follows:

For fiscal year ended	Ordinary
6/30/2016	Income	Total
Swan Defined Risk Fund	$9,876,733	$9,876,733
Swan Defined Risk Emerging Markets Fund	161,293	161,293
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
December 31, 2016

For fiscal year ended	Ordinary
6/30/2015	Income	Total
Swan Defined Risk Fund	$4,488,574	$4,488,574
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$5,734,350	$—	$(4,414,683)	$(95,510,693)	$—	$143,707,838	$49,516,812
Swan Defined Risk Emerging Markets Fund	580,246	—	—	—	(798)	(2,215,013)	(1,635,565)
Swan Defined Risk Foreign Developed Fund	89,930	—	(23,318)	—	(5,866)	(109,345)	(48,599)
Swan Defined Risk U.S. Small Cap Fund	—	—	(149,766)	—	(21,777)	449,074	277,531

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on open index option contracts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk U.S. Small Cap Fund incurred and elected to defer such late year losses of $20,548.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post - October
Losses
Swan Defined Risk Fund	$4,414,683
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	23,318
Swan Defined Risk U.S. Small Cap Fund	129,218

At June 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Swan Defined Risk Fund	$39,506,134	$56,004,559	$95,510,693
Swan Defined Risk Emerging Markets Fund	—	—	—
Swan Defined Risk Foreign Developed Fund	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
December 31, 2016

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2016 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Swan Defined Risk Fund	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	—	5,246	(5,246)
Swan Defined Risk Foreign Developed Fund	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—	—

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at December 31, 2016 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Swan Defined Risk Fund

		Value			Dividends		Change in	Value	Shares
		Beginning			Credited to	Realized	Unrealized	End of	Held at
Cusip	Description	of Period	Purchases	Sales Proceeds	Income	Loss	Depreciation	Period	End of Period
81369Y100	Materials Select Sector SPDR Fund	$172,973,272	$31,825,997	$5,713,722	$2,457,454	$(17,918)	$13,942,078	$213,011,516	4,285,946

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2016, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
NFS LLC	Swan Defined Risk	25.77%
Pershing LLC.	Swan Defined Risk Emerging Markets Fund	37.29%
LPL Financial	Swan Defined Risk Foreign Developed Fund	62.32%
LPL Finanical	Swan Defined Risk U.S. Small Cap Fund	40.01%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2016, the percentage of the Fund’s net assets invested in the iShares ETF was 85.6%.

The Swan Defined Risk Foreign Developed Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2016, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 77.5%.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
December 31, 2016

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2016, the percentage of the Fund’s net assets invested in the iShares ETF was 85.8%.

10.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/16	12/31/16	7/1/16 – 12/31/2016*	7/1/16 – 12/31/2016*
Swan Defined Risk Fund
Class A	$1,000.00	$1,027.90	$7.26	1.42%
Class I	$1,000.00	$1,028.00	$5.98	1.17%
Class C	$1,000.00	$1,023.90	$11.07	2.17%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,011.30	$8.36	1.65%
Class I	$1,000.00	$1,012.40	$7.10	1.40%
Class C	$1,000.00	$1,007.00	$12.14	2.40%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,013.20	$8.32	1.65%
Class I	$1,000.00	$1,015.80	$7.11	1.40%
Class C	$1,000.00	$1,010.50	$12.16	2.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,096.70	$8.72	1.65%
Class I	$1,000.00	$1,098.60	$7.41	1.40%
Class C	$1,000.00	$1,093.00	$12.66	2.40%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2016

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical**	Account Value	Account Value	During Period	the Period
(5% return before expenses)	7/1/16	12/31/16	7/1/16 – 12/31/16*	7/1/16 – 12/31/16*
Swan Defined Risk Fund
Class A	$1,000.00	$1,018.05	$7.22	1.42%
Class I	$1,000.00	$1,019.31	$5.96	1.17%
Class C	$1,000.00	$1,014.27	$11.02	2.17%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Class C	$1,000.00	$1,013.11	$12.18	2.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2016

Renewal of Advisory and Sub-Advisory Agreements – Swan Defined Risk Fund and Swan Defined Risk Emerging Markets Fund *

In connection with a meeting held on May 24th and 25th, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Swan Capital Management LLC (“SCM” or the “Adviser”) and the Trust, with respect to the Swan Defined Risk Fund and Swan Defined Risk Emerging Markets Fund (“Swan DR” and “Swan EM,” or together, the “Funds”), as well as the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Swan Global Management LLC (“SGM” or the “Sub-Adviser”) and the Trust, with respect to the Funds . In considering the renewal of the Advisory Agreements, the Trustees received materials specifically relating to Swan DR and Swan EM and the Advisory Agreements.

With respect to Swan DR and Swan EM, the Trustees agreed that it was appropriate to consider the renewal of the Advisory Agreement and Sub-Advisory Agreement together, as SCM and SGM share resources and personnel; the only difference between the firms being the entities’ places of domicile (references to “Swan” within the discussion and deliberations below refer to SCM and SGM, collectively).

The Board presented its position regarding economies of scale and the potential implementation of breakpoints in Swan DR’s advisory fee, noting that, in light of the Fund’s asset growth, it was trying to determine whether economies had been created and, if so, whether it was appropriate for Swan to share these with shareholders. Mr. Randy Swan, representative of Swan, explained that despite the Fund’s asset level, he did not believe that the firm had yet experienced meaningful economies of scale related to its management of the Fund. He noted that Swan continued to reinvest in the firm’s infrastructure as it scales to meet the Fund’s demands and that such expenses are expected to continue to be significant in the near term. He discussed the fact that Swan has faced significant regulatory costs and unexpected expenses and provided the fact that the firm was just told by a custodian that it would be billed approximately $500,000 related to new regulatory costs as an example of such expenses. Mr. Swan stated that the firm had thoroughly researched and considered whether breakpoints were feasible and appropriate for the Fund. He noted the firm’s conclusion that inclusion of such breakpoints in the Fund’s fee schedule at this point the risks to Swan’s ability to provide first rate services would outweigh the benefits that breakpoints would provide to shareholders. Mr. Jim Engelken, a representative of Swan, explained that Swan appreciated the fiduciary duties the Board was tasked with regarding this matter, but emphasized the firm’s long-term view that, in light of the changing regulatory and market conditions, there will be additional regulatory costs and downward pressure on mutual fund fees going forward. After further discussion with the Board on this and other matters, the Trustees thanked Messrs. Engelken and Swan for their time and they disconnected from the Meeting.

Nature, Extent and Quality of Service. The Board reviewed the background information of the key investment personnel responsible for servicing the Funds and noted that the investment team had diverse expertise across many sectors of the industry and appear capable of providing a full array of investment services to the Funds. The Board further noted that the investment team was associated with, and provides services to all Swan affiliates. The Board reviewed Swan’s investment process, noting that Swan utilizes a proprietary rules based “defined risk” strategy which hedges equity market downside risk through buying and writing options. The Board highlighted the fact that Swan manages several funds within the Trust that utilize variations of the strategy focused in specific geographic regions or market sectors. The Board agreed that Swan appears to have implemented a strong risk management culture at the firm that integrates risk mitigation techniques into the trading plan, which has been highlighted in several national publications. The Trustees noted that Swan has demonstrated their understanding of risk management through the design and implementation of the risk overlay sub-strategy utilized by the Funds. The Board acknowledged that there had been no material compliance or litigation issues reported with respect to the Securities and Exchange Commission, the Financial Industry Regulatory Authority or state regulators with respect to Swan or any of its affiliates since the most recent approval of the agreements. The Board expressed its satisfaction with the fact that Swan is a robust organization that continues to reinvest its profits in the firm’s

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2016

infrastructure and scale all areas of its services as it grows. The Board concluded that Swan has and can be expected to continue to provide high quality service to the Funds.

Performance.

Swan DR - The Board reviewed the performance of the Fund and observed that the Fund outperformed the peer group average for each of the one, three, and since inception periods, but underperformed the Equity Long/Short Morningstar category average for the one year period and the S&P 500 for the one, three and since inception periods. The Board noted that the Fund’s underperformance against the S&P 500 was not unexpected as its strategy would be expected to lag the overall market in flat or positive markets due to the costs of the option risk overlay strategy that protects against large negative losses, but does not have significant performance benefits in flat or sustained rising markets. The Board expressed that, while the Fund’s one year returns were moderately disappointing, it has outperformed the peer group since inception and the strategy appears to be performing overall as designed, as it has provided reasonable returns since inception with lower volatility than the S&P 500. The Board agreed that Swan has and can continue to provide reasonable performance for the benefit of the Fund and its shareholders.

Swan EM - The Board reviewed the Fund’s performance and observed that, while it had negative performance since inception, emerging markets generally suffered from deteriorating market conditions and severe volatility during this period. Further, the Board noted that the Fund had outperformed its peer group, its benchmark (the MSCI Emerging Markets Index), and the adviser selected Morningstar category, the Diversified Emerging Markets category over the same period. In addition, the Board noted that it underperformed the Equity Long/Short Morningstar category average since inception, but agreed with the advisor that this category was not an appropriate comparison for the Fund as it does not contain funds that primarily invest in emerging markets. The Board expressed its belief that while the Fund was still relatively new, having only approximately one year of performance data, its outperformance against several emerging market peers and benchmarks indicated that the strategy can perform as designed. After consideration, the Board concluded that the Fund’s performance has not been unreasonable in light of current market conditions and the short period since the Fund’s inception.

Fees & Expenses.

Swan DR - The Board noted that Swan’s 1.00% advisory fee compares favorably to the peer group average and the Morningstar category average. The Board noted that the Fund’s average expense ratio was also lower than the peer group and Morningstar category average. The Board observed that this fee was less than the fee charged by Swan to some of its direct account clients. The Board concluded that, as the advisory fee is below both the averages of its peer group and Morningstar category, the advisory fee was reasonable.

Swan EM - The Board noted that Swan’s 1.00% advisory fee compares favorably to the peer group average and the Equity/Long Short Morningstar category average, but was slightly above the average but well within the range of the adviser’s selected Morningstar category, Diversified Emerging Markets. The Board observed that it is unlikely that funds in its peer group or the Diversified Emerging Markets category utilize the risk overlay sub-strategy option techniques used by the Fund, which demands additional labor and intellectual capital to implement. With this context, the Board agreed that the advisory fee was reasonable.

Economies of Scale and Profitability.

Swan DR - The Board discussed the size of the Fund and noted its assets had grown significantly over the previous year. The Board observed Swan’s explanation provided in response to the Board’s inquiry on whether economies had been achieved, noting the firm did not believe that they had been achieved due to the fact that, as the Fund has grown, Swan has reinvested a significant portion of the profits earned back into the firm, permitting the adviser to accommodate the Fund’s growth without any negative effect on the services provided. It recognized that Swan has implemented initiatives to scale its operations, trading,

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2016

legal, security, and compliance functions to handle new issues faced by the Fund going forward. The Board reviewed a profit analysis provided by Swan in connection with its management of the Fund (consolidated on the adviser and sub-adviser levels), noting that the firm in total had earned a not insignificant profit from its relationship with the Fund over the past year. However, it also recognized that such amounts appeared less substantial when considered as a percentage of revenue and agreed that such amounts were not excessive in consideration of the services provided by the firm. In reflection of this analysis relating to profitability, the fact that the Fund’s fee levels were generally lower than its peers and that Swan had prioritized reinvestment of profits back in to its infrastructure, the Board agreed that Swan had not yet achieved economies of scale at a level necessitating breakpoints. However, the Board also agreed to continue to monitor the Fund’s asset levels and would readdress the issue when appropriate.

Swan EM - The Board discussed the size of the Fund and its prospect for growth, concluding that it had not yet achieved meaningful economies justifying breakpoints. The Board agreed to monitor and address the issue at the appropriate time. The Trustees also reviewed a profitability analysis provided in connection with Swan’s operation of the Fund (consolidated on the adviser and sub-adviser levels). The Board observed that Swan was showing a loss from its relationship with Swan EM and concluded that the firm’s profitability related to this relationship was not excessive.

Conclusion. Having requested and received such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Advisory agreement and Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the Advisory Agreement and Sub-Advisory Agreement were in the best interests of the Trust and the shareholders of Swan DR and Swan EM.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
227 E. Third Avenue, Unit A
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
7 Ridgetop
Palmas Del Mar, PR 00791

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 3/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 3/8/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/8/17